Average Annual Total Returns (Vanguard International Growth Fund Retail)	Vanguard International Growth Fund Vanguard International Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard International Growth Fund Vanguard International Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard International Growth Fund Vanguard International Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	MSCI ACWI ex USA Index Vanguard International Growth Fund Vanguard International Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	MSCI ACWI ex USA Index Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced International Index Vanguard International Growth Fund Vanguard International Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Spliced International Index Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.95%	23.12%	22.53%	13.34%	15.29%	15.29%	15.29%	15.29%
Five Years	15.84%	16.01%	15.52%	12.88%	12.81%	12.81%	10.62%	10.62%
Ten Years	8.66%	8.85%	7.80%	7.09%	7.57%	7.57%	6.04%	6.04%